ANNUAL
                                                                          REPORT

                                                              SEPTEMBER 30, 2000

                                                     [GRAPHIC OMITTED]

1-800-224-6312

                                                     [GRAPHIC OMITTED]

CONTENTS
--------------------------------------------------------------------------------

 2  Letter to Shareholders
 3  Management's Discussion of Performance
 5  Financial Statements
13  Notes to Financial Statements
16  Report of Independent Auditors
17  Notice to Shareholders

TIP FUNDS
--------------------------------------------------------------------------------

     The TIP Funds offer a series of 19 no-load mutual funds to retail and institutional investors. The minimum initial investment in the Penn Capital Strategic High Yield Bond Fund is $100,000.

     Penn Capital Management Company, Inc., based in Cherry Hill, N.J., serves as the investment adviser to two and Sub-Adviser to one of the TIP Funds. The firm, founded in 1987, invests more than $700 million in fixed-income and equity portfolios on behalf of individuals and institutions. Penn Capital Management manages the Penn Capital Strategic High Yield Bond Fund. A separate investment firm manages the other mutual funds in the TIP Funds family.

     Penn Capital Management Company, Inc. also manages the Penn Capital Select Financial Services Fund, a mutual fund in the TIP Funds family.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     TIP Funds shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-888-TIP-7654. Or they may write to TIP Funds, Box 219805, Kansas City, Missouri 64121-9805.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

The Penn Capital Strategic High Yield Bond Fund seeks to maximize income through high current yield and, as a secondary objective, to produce above average capital appreciation. The Fund invests primarily in a diversified portfolio of high yield bonds and other high yield instruments.

The Fund commenced operations on March 1, 1998 and has total net assets of $32.6 million as of September 30, 2000. Since its inception, the Fund posted an annualized total return of 0.21% compared to 0.46% for the Credit Suisse First Boston Index. For the year ended September 30, 2000, the Fund posted a total return of 0.56% compared to 1.95% for the Credit Suisse First Boston Index.

I want to personally thank all of our shareholders for their continued support. Penn will continue to rely upon its strong credit research capabilities, and are confident that our high yield investment style and experience will justify your decision to entrust your assets to us.

Sincerely,


/S/ SIGNATURE

Richard A. Hocker
CHIEF INVESTMENT OFFICER
PENN CAPITAL MANAGEMENT COMPANY, INC.

MANAGEMENT'S DISCUSSION OF PERFORMANCE
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

MARKET REVIEW

For the fiscal year ending September 30, 2000, the Penn Capital Strategic High Yield Bond Fund returned 0.56% versus the Credit Suisse First Boston High Yield Index return of 1.95%.

Continued interest rate volatility, concern over rising defaults, and an extended correction in the equity markets adversely impacted the high yield bond market for almost the entire year. The interest rate volatility was caused by the rate adjustments by the Federal Open Market Committee. Defaults increased due to the tightening of credit standards by banks that have become less willing to support weak companies. All these issues have led to extremely wide yield spreads between corporate bonds and treasuries. In our view, these wide spreads create tremendous opportunity for strong return potential.

OUR INVESTMENT APPROACH

The Fund's High Yield Style is a total return style emphasizing current income and capital appreciation. The Fund seeks securities that are undervalued due to market inefficiencies and equity like market rotation. The Fund divides the portfolio into core and non-core holdings. The core of the portfolio is managed to achieve consistent interest income while minimizing principal loss. This is done by investing in single B-rated cash pay securities. Diversification is a key tenet, with 1%-2% company positions taken.

The non-core portion of the portfolio is managed with the primary goal being to achieve above market returns via interest income and capital appreciation. This portion is managed with higher concentrations in undervalued issues in the middle tier, lower tier and special situation universe. Security selection is a key tenet, with 2%-5% company positions taken.

IN SUMMARY

In our view, the high yield bond market is presently discounted to reflect the worst news. The spread between yields on corporate bonds and treasuries has widened to almost the same level seen during the last recession of 1990-1991. Currently, high yield bonds are yielding over 8 percentage points over treasuries. History has shown us that the rebound in high yield returns comes well before the peak in default rates. This is based on the fact that the default rate is a 12 month lagging indicator.

Secondly, an important note to make is that access to credit for corporations is not a problem. The U.S. banking system is very healthy based on the tremendous profitability they have experienced. In addition, the balance sheets for corporations remain very strong. Profits are up and cash on hand is far stronger than before the recession of 1990-1991. These issues bring us to the current environment and we believe it to be an unprecedented opportunity. Although there still may be some residual pain, we believe the worst is behind us.

Our investment strategy is designed to add value over the long term through active management and astute credit research. We are confident our investors will be rewarded over the long term.

PENN CAPITAL FUNDS
September 30, 2000

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
IN THE PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND, VERSUS
THE C.S. FIRST BOSTON HIGH YIELD INDEX
                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   One        Annualized
   Year      Inception to
  Return        Date(1)
  ------     ------------
   0.56%        0.21%

              Penn Cap       CS Boston
              --------       ---------
2/28/98         10000          10000
Sep 98           9278           9552
Sep 99          10080           9929
Sep 00          10137          10122

These figures represent past performance. Past performance is no guarantee of future results.The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) The Penn Capital Strategic High Yield Bond Fund commenced operations on March 1, 1998.

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
September 30, 2000

                                       Face
PENN CAPITAL STRATEGIC                Amount     Value
HIGH YIELD BOND FUND                   (000)     (000)
--------------------------------------------------------------------------------
CORPORATE BONDS (72.2%)
AIRLINES (1.6%)
   Airtran Airways, Ser 99-1
     10.410%, 04/01/17               $  241   $   225
   US Airways, Ser 93A2
      9.625%, 09/01/03                   40        39
   Valujet
     10.250%, 04/15/01                  270       254
                                               ------
                                                  518
                                               ------

APPAREL/TEXTILES (2.1%)
   Coyne International Enterprises
     11.250%, 06/01/08                  420       336
   Dan River
     10.125%, 12/15/03                   90        87
   Tropical Sportswear
     International, Ser A
     11.000%, 06/15/08                  280       263
                                               ------
                                                  686
                                               ------

AUTOMOTIVE & TRUCK PARTS (2.5%)
   Exide
     10.000%, 04/15/05                  350       266
   Exide (A), Cv
      2.900%, 12/15/05                  890       414
   Haefner Tire Group, Ser D
     10.000%, 05/15/08                  245        91
   Lear, Ser B
      7.960%, 05/15/05                   30        29
                                               ------
                                                  800
                                               ------

BROADCASTING, NEWSPAPERS & ADVERTISING (5.3%)
   Garden State Newspapers, Ser B
      8.750%, 10/01/09                   85        79
   Jones International Networks
     11.750%, 07/01/05                1,195     1,182
   Sinclair Broadcast Group
     10.000%, 09/30/05                  130       129
   Sirius Satellite Radio
     14.500%, 05/15/09                  105        93
   Spectrasite Holdings (D)
     11.250%, 04/15/09                  235       128
   XM Satellite Radio (A)
     14.000%, 03/15/10                  200       140
                                               ------
                                                1,751
                                               ------

                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------

BUILDING MAINTENANCE & SERVICE (0.8%)
   Unicco Service, Ser B
      9.875%, 10/15/07               $  287    $  273
                                               ------

CABLE (0.9%)
   Scott Cable Communications,
     Ser B (B)
     16.000%, 07/18/02                  165        46
   Telewest Communications
      9.625%, 10/01/06                  130       120
   United Pan-Europe, Ser B
     11.500%, 02/01/10                  140       121
                                               ------
                                                  287
                                               ------

COMMERCIAL SERVICES (1.1%)
   Aircraft Service International
     Group
     11.000%, 08/15/05                  265       209
   Flag
      8.250%, 01/30/08                  170       148
                                               ------
                                                  357
                                               ------

COMMUNICATIONS (2.9%)
   Crown Castle International
     Group (D)
     10.625%, 11/15/07                   90        70
   Global Crossing Holdings
      9.625%, 05/15/08                  235       235
   Level 3 Communications, Cv
      6.000%, 03/15/10                   85        72
   Microcell Telecommunications (D)
     12.000%, 06/01/09                  185       133
   Microcell Telecommunications
     Ser B (D)
     14.000%, 06/01/06                  275       264
   US Unwired, Ser B (D)
     13.375%, 11/01/09                  295       158
                                               ------
                                                  932
                                               ------

COMMUNICATIONS EQUIPMENT & SOFTWARE (0.8%)
   Lernout & Hauspie Speech
     11.750%, 08/01/05                  100        94
   Williams Communications Group
     10.875%, 10/01/09                  175       160
                                               ------
                                                  254
                                               ------

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
September 30, 2000

                                       Face
PENN CAPITAL STRATEGIC                Amount     Value
HIGH YIELD BOND FUND                   (000)     (000)
--------------------------------------------------------------------------------
CONTAINERS PAPER & PLASTIC (0.6%)
   Packaged Ice, Ser B
      9.750%, 02/01/05               $  235    $  204
                                               ------

COSMETICS & TOILETRIES (1.3%)
   Chattem, Ser B
      8.875%, 04/01/08                   95        75
   Drypers, Ser B (E)
     10.250%, 06/15/07                1,720       275
   French Fragrances, Ser B
     10.375%, 05/15/07                   65        64
                                               ------
                                                  414
                                               ------

ELECTRICAL SERVICES (0.8%)
   Aes
      9.500%, 06/01/09                  265       270
                                               ------

ENTERTAINMENT (6.6%)
   Aladdin Gaming (D)
     13.500%, 03/01/10                2,265     1,223
   Argosy Gaming
     10.750%, 06/01/09                  290       303
   International Game Technology
      8.375%, 05/15/09                  235       230
   Isle of Capri Casinos
      8.750%, 04/15/09                  195       181
   Mohegan Tribal Gaming
      8.750%, 01/01/09                  115       114
   Pinnacle Entertainment, Ser B
      9.250%, 02/15/07                   15        15
   Yanknets LLC (A)
     12.750%, 03/01/07                  100        98
                                               ------
                                                2,164
                                               ------

ENVIRONMENTAL SERVICES (2.6%)
   Allied Waste of North America,
     Ser B
     10.000%, 08/01/09                  185       161
      7.625%, 01/01/06                  250       224
   USA Waste Services
      7.125%, 10/01/07                  175       163
   Waste Management
      8.750%, 05/01/18                   80        75
   Waste Systems International, Ser B
     11.500%, 01/15/06                  355       231
                                               ------
                                                  854
                                               ------


                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (1.4%)
   Agrilink Foods
     11.875%, 11/01/08               $  130    $   96
   Chiquita Brands International
      9.125%, 03/01/04                   75        46
   Pantry
     10.250%, 10/15/07                  150       145
   Tom's Foods
     10.500%, 11/01/04                  260       177
                                               ------
                                                  464
                                               ------

HOTELS & LODGING (2.1%)
   Hollywood Casino
     11.250%, 05/01/07                  225       233
   Hollywood Casino of Shreveport
     13.000%, 08/01/06                  100       107
   Park Place Entertainment
      7.875%, 12/15/05                  190       183
   Station Casinos (A)
      9.875%, 07/01/10                  165       165
                                               ------
                                                  688
                                               ------

MACHINERY (1.4%)
   Thermadyne Manufacturing
      9.875%, 06/01/08                  340       262
   Transportation Manufacturing (A)
     11.250%, 05/01/09                  250       183
                                               ------
                                                  445
                                               ------

MANUFACTURING (2.6%)
   Grey Wolf
      8.875%, 07/01/07                  315       305
   Polymer Group, Ser B
      9.000%, 07/01/07                  120        92
   Sun World International, Ser B
     11.250%, 04/15/04                  460       439
                                               ------
                                                  836
                                               ------

MEDICAL PRODUCTS & SERVICES (3.8%)
   Express Scripts
      9.625%, 06/15/09                  225       228
   Global Health Sciences
     11.000%, 05/01/08                1,650       165
   HCA
      7.250%, 05/20/08                  185       172

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
September 30, 2000

                                       Face
PENN CAPITAL STRATEGIC                Amount     Value
HIGH YIELD BOND FUND                   (000)     (000)
--------------------------------------------------------------------------------
   Kelso
     12.750%, 10/01/09               $  215   $   232
   Quorum Health Group
      8.750%, 11/01/05                  135       134
   Team Health, Ser B
     12.000%, 03/15/09                  175       161
   Tenet Healthcare
      8.000%, 01/15/05                  155       153
                                               ------
                                                1,245
                                               ------

METAL / MINING OTHER (1.6%)
   TVX Gold, Cv
      5.000%, 03/28/02                  625       506
                                               ------

OIL & GAS DRILLING (9.3%)
   Chesapeake Energy, Ser B
      9.625%, 05/01/05                  425       428
      7.875%, 03/15/04                  200       189
   Houston Exploration, Ser B
      8.625%, 01/01/08                  150       146
   Key Energy Services, Cv
      5.000%, 09/15/04                  150       123
   Key Energy Services, Ser B
     14.000%, 01/15/09                  130       148
   Ocean Rig Norway
     10.250%, 06/01/08                  690       621
   Parker Drilling, Cv
      5.500%, 08/01/04                  795       674
   Parker Drilling, Ser D
      9.750%, 11/15/06                  340       339
   Pride International, Cv
      0.000%, 04/24/18                  745       346
                                               ------
                                                3,014
                                               ------

PETROLEUM REFINING (0.8%)
   Orion Refining
     10.000%, 11/15/04                  360       245
                                               ------

REAL ESTATE / BUILDING (2.1%)
   Fortress Group
     13.750%, 05/15/03                  125        53
   MDC Holdings
      8.375%, 02/01/08                  135       128


                                       Face
                                      Amount     Value
                                       (000)     (000)
--------------------------------------------------------------------------------
   NVR
      8.000%, 06/01/05               $  105   $   102
   Plains Resources, Ser B
     10.250%, 03/15/06                  395       401
                                               ------
                                                  684
                                               ------

RETAIL (1.2%)
   Finlay Enterprises
      9.000%, 05/01/08                  440       400
                                               ------

SCIENTIFIC INSTRUMENTS (0.2%)
   Fisher Scientific International
      9.000%, 02/01/08                   85        78
                                               ------

SOFTWARE (0.4%)
   Psinet
     11.000%, 08/01/09                  210       137
                                               ------

SPECIAL PURPOSE ENTITY (1.4%)
   Heileman Acquisition (C)
      9.625%, 01/31/04                   20        --
   Nextel Partners (D)
     14.000%, 02/01/09                  250       176
   RBF Finance
     11.375%, 03/15/09                  195       224
     11.000%, 03/15/06                   35        40
                                               ------
                                                  440
                                               ------

TELEPHONES & TELECOMMUNICATIONS (12.4%)
   Clearnet Communications (D)
     14.750%, 12/15/05                  150       158
   Golden Sky DBS, Ser B (D)
     13.500%, 03/01/07                1,185       830
   Level 3 Communications
      9.125%, 05/01/08                  170       147
   McCaw International (D)
     13.000%, 04/15/07                  875       661
   Nextel Communications, Cv
      4.750%, 07/01/07                  150       311
   Nextel Communications, Cv (A)
      4.750%, 07/01/07                   95       197
   Nextel International (A)
     12.750%, 08/01/10                  150       147

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
September 30, 2000

                                 Shares/Face
PENN CAPITAL STRATEGIC              Amount       Value
HIGH YIELD BOND FUND                 (000)       (000)
--------------------------------------------------------------------------------
   NTL Communications, Ser B
     11.500%, 10/01/08                $  70     $  68
     10.000%, 02/15/07                  400       366
   Pegasus Media and
     Communications, Ser B
     12.500%, 07/01/05                   85        90
   Powertel (D)
     12.000%, 02/01/06                  120       121
   Satellites Mexicanos, Ser B
     10.125%, 11/01/04                  475       299
   Talton Holdings, Ser B
     11.000%, 06/30/07                  325       270
   Voicestream Wire Holding
     10.375%, 11/15/09                  285       308
   Voicestream Wire Holding (D)
     11.875%, 11/15/09                  110        79
                                              -------
                                                4,052
                                              -------

TRANSPORTATION/NON-AIR (1.6%)
   Atlantic Express
     10.750%, 02/01/04                  160       142
   TFM SA DE, Cv
     10.250%, 06/15/07                  415       390
                                              -------
                                                  532
                                              -------

TOTAL CORPORATE BONDS
   (Cost $26,199)                              23,530
                                              -------

PREFERRED STOCKS (13.5%)
BANKS (0.4%)
   Astoria Financial*                 5,275       135
                                              -------

FINANCE (0.0%)
   Crown Castle International, PIK*       4         4
                                              -------

MACHINERY (0.0%)
   Clark Material Handling, PIK*         53        --
                                              -------

PETROLEUM REFINING (0.3%)
   Chesapeake Energy, Cv*             1,370        82
                                              -------

TELEPHONES & TELECOMMUNICATIONS (12.8%)
   Adelphia Business Solutions, PIK*      3         2
   Echostar Communications, Cv        2,665     2,185
   Global Crossing Holdings, PIK*     1,450       148
   Nextel Communications, PIK*          288       276


                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
   Omnipoint, Cv*                   $ 2,115    $  353
   Pegasus Communications, Cv           900        85
   Pegasus Communications, Cv*        6,935       652
   Pegasus Communications, PIK          446       469
                                              -------
                                                4,170
                                              -------

TOTAL PREFERRED STOCKS
   (Cost $2,392)                                4,391
                                              -------

COMMON STOCKS (8.5%)
APPAREL/TEXTILES (0.5%)

   Dan River, Cl A*                  33,960       146
                                              -------

BROADCASTING, NEWSPAPERS &
   ADVERTISING (0.6%)
   Jones International Networks*     15,500       194
                                              -------

COMMUNICATIONS EQUIPMENT (0.3%)
   Gilat Satellite Networks*          1,428       110
                                              -------

ENVIRONMENTAL SERVICES (0.1%)
   Waste Systems International,
     Cl B*                           25,800        29
                                              -------

GAMING (0.9%)
   Argosy Gaming*                    16,575       300
                                              -------

MEDICAL PRODUCTS & SERVICES (2.2%)
   Caremark Rx*                      39,519       445
   Laboratory Corporation Of
     America Holdings*                2,273       272
                                              -------
                                                  717
                                              -------

OIL & GAS DRILLING (1.1%)
   Chesapeake Energy*                26,450       190
   Key Energy Services*              16,000       157
                                              -------
                                                  347
                                              -------

TELEPHONES & TELECOMMUNICATIONS (2.8%)
   Microcell Telecommunications*     18,610       541
   Pegasus Communications*              715        35
   Powertel*                          4,470       340
                                              -------
                                                  916
                                              -------

TOTAL COMMON STOCKS
   (Cost $2,381)                                2,759
                                              -------

STATEMENT OF NET ASSETS                                       PENN CAPITAL FUNDS
September 30, 2000

                                    Shares/Face
PENN CAPITAL STRATEGIC                Amount     Value
HIGH YIELD BOND FUND                   (000)     (000)
--------------------------------------------------------------------------------
WARRANTS (0.0%)
   Allegiance Telecom
      0.000%, 02/03/08                   35   $     3
   XM Satellite Radio Holdings (B)
      0.000%, 03/15/10                   55         8
                                              -------
TOTAL WARRANTS
   (Cost $0)                                       11
                                              -------

REPURCHASE AGREEMENT (3.2%)
   Morgan Stanley Dean Witter
      6.30%, dated 09/29/00,
      matures 10/02/00, repurchase
      price $1,032,842 (collateralized
      by U.S. Treasury Note, par
      value $1,030,769, 9.875%,
      matures 11/15/15: market
      value $1,058,526)              $1,033     1,033
                                              -------

TOTAL REPURCHASE AGREEMENT
   (Cost $1,033)                                1,033
                                              -------

TOTAL INVESTMENTS (97.4%)
   (Cost $32,005)                              31,724
                                              -------

OTHER ASSETS AND LIABILITIES, NET (2.6%)          836
                                              -------


                                                 Value
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization-- no par value)
     based on 4,020,240 outstanding
     shares of beneficial interest            $38,545
   Distributions in excess of net
     investment income                             (1)
   Accumulated net realized loss
     on investments                            (5,703)
   Net unrealized depreciation

     on investments                              (281)
                                              -------

TOTAL NET ASSETS (100.0%)                     $32,560
                                              =======

   Net Asset Value, Offering and

     Redemption Price Per Share               $  8.10
                                              =======

*NON-INCOME PRODUCING SECURITY
(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THE PROGRAM OR OTHER "ACCREDITED INVESTORS".
(B)  SECURITY IN DEFAULT ON INTEREST PAYMENTS.
(C)  SECURITY IN DEFAULT ON INTEREST AND PRINCIPAL PAYMENTS.
(D) DELAYED INTEREST (STEP-BONDS) -- REPRESENTS SECURITIES THAT REMAIN ZERO-COUPON SECURITIES UNTIL A PREDETERMINED DATE AT WHICH TIME THE STATED COUPON RATE BECOMES EFFECTIVE AND INTEREST BECOMES PAYABLE AT REGULAR INTERVALS. THE INTEREST RATE disclosed REPRESENTS THE YIELD AT SEPTEMBER 30, 2000, BASED UPON THE ESTIMATED TIMING AND AMOUNT OF FUTURE INTEREST AND PRINCIPAL PAYMENTS.
(E)  SECURITY DEFAULTED ON INTEREST PAYMENTS SUBSEQUENT TO YEAR END.
CL -- CLASS
CV -- CONVERTIBLE
LLC -- LIMITED LIABILITY CORPORATION
PIK -- PAYMENT-IN-KIND
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                                 PENN CAPITAL FUNDS
September 30, 2000

                                                                                           PENN CAPITAL STRATEGIC
                                                                                            HIGH YIELD BOND FUND
                                                                                           ----------------------
Investment Income:
   Interest ..................................................................                  $   238
   Dividends..................................................................                    3,305
-------------------------------------------------------------------------------------------------------------
     Total Investment Income..................................................                    3,543
-------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..................................................                      203
   Investment Advisory Fee Waiver ............................................                     (132)
   Administrator Fees ........................................................                       65
   Custodian Fees ............................................................                        9
   Transfer Agent Fees .......................................................                       26
   Professional Fees .........................................................                       19
   Trustee Fees ..............................................................                       --
   Registration Fees .........................................................                        5
   Pricing Fees ..............................................................                        4
   Printing Fees .............................................................                       25
   Amortization of Deferred Organizational Costs...............................                      26
   Insurance and Other Fees....................................................                       1
-------------------------------------------------------------------------------------------------------------
     Total Net Expenses ......................................................                      251
-------------------------------------------------------------------------------------------------------------
         Net Investment Income ...............................................                    3,292
-------------------------------------------------------------------------------------------------------------
   Net Realized Loss From Securities Sold ....................................                   (2,440)
   Net Unrealized Depreciation
     of Investment Securities ................................................                      (94)
-------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Loss
       on Investments ........................................................                   (2,534)
-------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      from Operations ........................................................                  $   758
-------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                      PENN CAPITAL FUNDS
For the Years Ended September 30,

                                                                                     PENN CAPITAL STRATEGIC
                                                                                      HIGH YIELD BOND FUND
                                                                                     ----------------------
                                                                                     2000            1999
-------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ...................................................       $ 3,292        $  3,357
   Net Realized Loss on Securities Sold.....................................        (2,440)         (2,506)
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities .................................................           (94)          2,090
-------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations .....................................................           758           2,941
-------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...................................................        (3,293)         (3,364)
-------------------------------------------------------------------------------------------------------------
     Total Distributions ...................................................        (3,293)         (3,364)
-------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .............................................        10,079          35,705
   Shares Issued in Lieu of Cash Distributions..............................         1,531           2,157
   Cost of Shares Redeemed...................................................      (18,437)        (13,359)
-------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Capital Share Transactions.............................................        (6,827)         24,503
-------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets ...............................        (9,362)         24,080
-------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period....................................................        41,922          17,842
-------------------------------------------------------------------------------------------------------------
     End of Period(1).......................................................       $32,560         $41,922
=============================================================================================================
Shares Issued and Redeemed:
   Issued ..................................................................         1,159           3,991
   Issued in Lieu of Cash Distributions.....................................           174             241
   Redeemed..................................................................       (2,068)         (1,478)
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Share Transactions............................          (735)          2,754
-------------------------------------------------------------------------------------------------------------

(1) Includes undistributed net investment income (loss) and/or distributions in excess of net investment income (000) of $(1) and $0, as of September 30, 2000, and September 30, 1999, respectively.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                          PENN CAPITAL FUNDS

For a Share Outstanding Throughout the Period


          Net                Realized and                         Net                  Net                  Ratio of Net
         Asset                Unrealized      Distributions      Asset                Assets      Ratio      Investment
         Value       Net        Gains      -------------------   Value                 End     of Expenses     Income
       Beginning  Investment      on       Investment  Capital    End       Total   of Period  to Average    to Average
       of Period   Income     Investments    Income     Gains   of Period  Return+    (000)    Net Assets    Net Assets
-------------------------------------------------------------------------------------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
2000     $ 8.82     $0.79       $(0.72)      $(0.79)   $ --      $8.10      0.56%    $32,560       0.68%         8.94%
1999(2)    8.91      0.83        (0.09)       (0.83)     --       8.82      8.65      41,922       0.68          9.11
1998(1)   10.00      0.37        (1.09)       (0.37)     --       8.91     (7.23)     17,842       0.68         10.04


                            Ratio of Net
              Ratio of       Investment
              Expenses     Income (Loss) to
             to Average        Average
             Net Assets       Net Assets
             (Excluding       (Excluding      Portfolio
             Waivers and      Waivers and      Turnover
           Reimbursements)  Reimbursements)      Rate
-------------------------------------------------------
PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND
2000            1.04%          8.58%           76.00%
1999(2)         1.14           8.65            96.98
1998(1)         2.09           8.63            29.19


+    Returns are for the period indicated and have not been annualized.
(1) Commenced operations on March 1, 1998. All ratios for the period have been annualized.
(2) On January 25, 1999, shareholders of the Alpha Select Penn Capital Strategic High Yield Bond Fund approved a tax-free reorganization under which all assets and liabilities of the Fund were transferred to the TIP Penn Capital Strategic High Yield Bond Fund.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                 PENN CAPITAL FUNDS
September 30, 2000

1.  ORGANIZATION:

TIP FUNDS (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 19 portfolios. The financial statements included herein are for the Penn Capital Strategic High Yield Bond Fund, (the "Fund"). The Fund is registered to offer two classes of shares, Institutional Shares and Adviser Shares. As of September 30, 2000, the advisory shares had not yet commenced operations. The financial statements of the remaining portfolios are presented separately. The assets of the Fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market prices are not readily available may be valued pursuant to guidelines established by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Income from payment-in-kind and step-up bonds is recorded based on the effective interest method. The cost of these securities has been adjusted to reflect in-kind interest income. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS (Continued)                     PENN CAPITAL FUNDS
September 30, 2000


     EXPENSES -- Expenses that are directly related to a Fund are charged to that Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly to Shareholders. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.   ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Organization costs have been capitalized by the Fund and are being amortized over a period of sixty months. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee. For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of .09% of the Trust's average daily net assets up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and
 .04% of such assets in excess of $2 billion. The Fund is subject to a minimum annual fee of $65,000 for the first class of shares and $15,000 for each additional class of shares, which may be reduced at the sole discretion of the Administrator.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 28, 1996. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (Concluded)                     PENN CAPITAL FUNDS
September 30, 2000


5.  INVESTMENT ADVISORY AGREEMENT:

For its services, Penn Capital Management Company, Inc. (the "Adviser") is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .55% of the average daily net assets of the Strategic High Yield Bond Fund. Penn Capital has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Strategic High Yield Bond Fund in order to limit its total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .68%. Penn Capital reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements at any time.

6.  INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales other than short-term investments for the period ended September 30, 2000, are as follows:

                                PENN CAPITAL STRATEGIC
                                 HIGH YIELD BOND FUND
                                         (000)
                                ----------------------
Purchases                              $25,733
Sales                                  $30,708

At September 30, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at September 30, 2000, are as follows:

                                PENN CAPITAL STRATEGIC
                                 HIGH YIELD BOND FUND
                                         (000)
                                ----------------------
Aggregate gross unrealized
   appreciation                       $ 3,518
Aggregate gross unrealized
   depreciation                        (3,799)
                                      -------
Net unrealized depreciation           $  (281)
                                      =======

For Federal income tax purposes the fund had capital loss carryforwards of $1,140,491 and $2,915,701 at September 30, 2000 which may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2007 and 2008, respectively.

7.  CONCENTRATION OF CREDIT RISK

The Strategic High Yield Bond Fund invests primarily in fixed income securities that are not rated or that are rated below investment grade (I.E., Ba1 or lower rating by Moody's and/or BB+ or lower by S&P), including securities of issuers subject to proceedings under the Federal Bankruptcy Code. The market for such securities is relatively inefficient due to its complexity and the limited availability of information on such securities.

REPORT OF INDEPENDENT AUDITORS                                PENN CAPITAL FUNDS
September 30, 2000

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
TIP FUNDS -- PENN CAPITAL STRATEGIC HIGH YIELD BOND FUND

We have audited the accompanying statement of net assets of the TIP Funds - Penn Capital Strategic High Yield Bond Fund (the "Fund") as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TIP Funds - Penn Capital Strategic High Yield Bond Fund at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                         /S/ Signature Omitted

Philadelphia, Pennsylvania
November 10, 2000

                             NOTICE TO SHAREHOLDERS
                                       OF
                               PENN CAPITAL FUNDS
                                   (UNAUDITED)

For shareholders that do not have a September 30, 2000 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2000 taxable year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 2000, each portfolio is designating the following items with regard to distributions paid during the year.

                                                                LONG TERM
                                                               (20% RATE)           ORDINARY
                                                              CAPITAL GAIN           INCOME           TAX EXEMPT
           PORTFOLIO                                          DISTRIBUTIONS       DISTRIBUTIONS        INTEREST
           ---------                                          -------------       -------------       ----------
TIP Funds - Penn Capital Strategic
   High Yield Bond                                                  0.00%             100.00%             0.00%

                                                                  TOTAL            QUALIFYING
           PORTFOLIO                                          DISTRIBUTIONS       DIVIDENDS (1)
           ---------                                          -------------       -------------
TIP Funds - Penn Capital Strategic
   High Yield Bond                                                  100.00%              3.98%


-----------

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions".

                                      NOTES

TRUST
TIP Funds
P.O. Box 219805
Kansas City, MO 64121-9805


INVESTMENT ADVISER
Penn Capital Management Company, Inc.


DISTRIBUTOR
SEI Investments Distribution Co.


ADMINISTRATOR
SEI Investments Mutual Funds Services

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP

To open an account, receive account information, make inquiries, or request literature:
1-800-224-6312

THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE PENN CAPITAL FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.



PEN-F-006-0300